Rule 497(e)

File No. 333-215607

WEBs ETF Trust
(the “Trust”)

WEBs Defined Volatility SPY ETF

WEBs Defined Volatility QQQ ETF

WEBs Defined Volatility XLE ETF

WEBs Defined Volatility XLB ETF

WEBs Defined Volatility XLI ETF

WEBs Defined Volatility XLY ETF

WEBs Defined Volatility XLP ETF

WEBs Defined Volatility XLV ETF

WEBs Defined Volatility XLF ETF

WEBs Defined Volatility XLK ETF

WEBs Defined Volatility XLC ETF

WEBs Defined Volatility XLU ETF

WEBs Defined Volatility XLRE ETF

(each, a “Fund”)

October 10, 2025

Supplement To Each Fund’s Summary Prospectus,
Prospectus and Statement of Additional Information
Dated December 17, 2024 and June 10, 2025

Notwithstanding anything to the contrary in each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, effective October 27, 2025, each Fund’s respective name will change as listed below:

Current Fund Name	New Fund Name
WEBS Defined Volatility SPY ETF	WEBs SPY Defined Volatility ETF
WEBS Defined Volatility QQQ ETF	WEBs QQQ Defined Volatility ETF
WEBs Defined Volatility XLE ETF	WEBs Energy XLE Defined Volatility ETF
WEBs Defined Volatility XLB ETF	WEBs Materials XLB Defined Volatility ETF
WEBs Defined Volatility XLI ETF	WEBs Industrials XLI Defined Volatility ETF
WEBs Defined Volatility XLY ETF	WEBs Consumer Discretionary XLY Defined Volatility ETF
WEBs Defined Volatility XLP ETF	WEBs Consumer Staples XLP Defined Volatility ETF
WEBs Defined Volatility XLV ETF	WEBs Health Care XLV Defined Volatility ETF
WEBs Defined Volatility XLF ETF	WEBs Financial XLF Defined Volatility ETF
WEBs Defined Volatility XLK ETF	WEBs Technology XLK Defined Volatility ETF
WEBs Defined Volatility XLC ETF	WEBs Communication Services XLC Defined Volatility ETF
WEBs Defined Volatility XLU ETF	WEBs Utilities XLU Defined Volatility ETF
WEBs Defined Volatility XLRE ETF	WEBs Real Estate XLRE Defined Volatility ETF

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